Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	21 Months Ended
	Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2023	Jan. 27, 2023
C000239822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,105.82	$ 12,105.82		$ 10,620.82	$ 9,550
Average Annual Return, Percent	8.89%	11.48%	[1]
C000239822 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	13.98%	14.43%	[1]
C000239824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 6,374,204.68	$ 6,374,204.68		5,575,000	5,000,000
Average Annual Return, Percent	14.43%	14.86%	[2]
C000239821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 6,364,647.86	$ 6,364,647.86		5,570,000	5,000,000
Average Annual Return, Percent	14.27%	14.71%	[3]
Bloomberg US Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Total Return Index
Account Value	$ 10,428.13482	$ 10,428.13482		9,433.276299	10,000
Average Annual Return, Percent	10.55%	2.46%	[1],[2],[3]
ICE BofA 3 Month US Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Total Return Index
Account Value	$ 10,932.32394	$ 10,932.32394		$ 10,373.56805	$ 10,000
Average Annual Return, Percent	5.39%	5.28%	[1],[2],[3]

[1]	Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 1/27/23 through 10/31/24. Index information shown in the graph above is from 1/31/23 through 10/31/24.
[2]	Performance of Class K shares of the Fund shown in the graph above is from the inception of Class K shares on 1/27/23 through 10/31/24. Index information shown in the graph above is from 1/31/23 through 10/31/24.
[3]	Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class Y shares on 1/27/23 through 10/31/24. Index information shown in the graph above is from 1/31/23 through 10/31/24.